Income Taxes - Summary of Unrecognized Tax Benefits (Details) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total unrecognized tax benefits, beginning of year	CAD 23,000,000	CAD 13,000,000
Additions related to the current year	13,000,000	10,000,000
Adjustments related to prior years and U.S. Tax Reform	(8,000,000)	0
Total unrecognized tax benefits, end of year	28,000,000	23,000,000
Unrecognized tax benefits that would impact tax expenses	2,000,000
Unrecognized tax benefits, interest expense	CAD 0	CAD 0